Advances for Vessel Under Construction and Other Vessels' Costs (Details) $ in Thousands			6 Months Ended
	Apr. 13, 2023 USD ($)	Mar. 07, 2023 USD ($) Payment t	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Interest expense capitalized			$ 153
Advances for vessel acquisition/under construction and other vessel costs (Note 5)			10,975	$ 2,811
Pre-delivery installments			9,488		$ 0
Capitalized costs			1,423		0
Advances for vessel under construction and other vessels' costs			10,911		$ 0
Shipbuilding Contract for Construction of Oil Tanker [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
DWT | t		114,000
Gross contract price of vessel to be constructed		$ 63,250
Number of installment payments to be made for vessel to be constructed | Payment		5
Interest expense capitalized			153
Costs capitalized			1,270
Advances for vessel acquisition/under construction and other vessel costs (Note 5)			$ 10,911
First Installment Payment [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment		$ 9,488
Installment payment made	$ 9,488
Second Installment Payment [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment		6,325
Third Installment Payment [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment		6,325
Fourth Installment Payment [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment		6,325
Fifth Installment Payment [Member]
Advances for Vessel Under Construction and Other Vessels Costs [Abstract]
Installment payment		$ 34,787